Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases	A summary of supplemental information related to operating leases (unaudited) as of June 30, 2024 is as follows.
	June 30, 2024	December 31, 2023
	(Unaudited)
Operating lease right-of-use assets	$-	$3,309

Operating lease liabilities, current	-	3,309
Total operating lease liabilities	$-	$3,309
	June 30, 2024	December 31, 2023
	(Unaudited)
Weighted-average remaining lease term	-	1.0 year

Weighted-average discount rate	-	4.8%
	June 30, 2024	December 31, 2023
	(Unaudited)
Operating lease cost	-	3,393

Cash paid for operating leases	-	3,167
A summary of supplemental information related to operating leases as of December 31, 2023 is as follows.
Operating lease ROU assets	$3,309

Operating lease liabilities-current	$3,309
Total operating lease liabilities	$3,309

Weighted average remaining lease term	1.0 year
Weighted average discount rate	4.8%

Schedule of Maturity of Lease Liabilities	The following table represents the maturity of lease liabilities as of December 31, 2023.
12 months ending December 31,
2024	3,382
Total lease payments	3,382
Less: interest	(73)
Present value of lease liabilities	$3,309